Schedule of Investments (unaudited) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Airbus SE(a)	78,754	$9,503,121
BAE Systems PLC	3,449,848	32,399,068
Huntington Ingalls Industries, Inc.(b)	67,388	13,439,863

		55,342,052

Auto Components — 0.7%
Lear Corp.(b)	94,533	13,479,461

Automobiles — 1.6%
General Motors Co.(a)(b)	676,915	29,608,262

Banks(b) — 10.9%
Bank of America Corp.	883,090	36,400,970
Citigroup, Inc.(c)	964,484	51,503,445
First Citizens BancShares, Inc., Class A	30,226	20,118,426
JPMorgan Chase & Co.	221,769	30,231,550
M&T Bank Corp.	26,753	4,534,633
Wells Fargo & Co.(c)	1,309,530	63,459,824

		206,248,848
Beverages — 1.3%
Constellation Brands, Inc., Class A(b)	110,469	25,443,220

Capital Markets(b) — 2.0%
Charles Schwab Corp.	237,922	20,059,204
Raymond James Financial, Inc.	162,538	17,864,551

		37,923,755

Chemicals(b) — 1.6%
Corteva, Inc.	234,347	13,470,266
PPG Industries, Inc.	121,920	15,980,054

		29,450,320

Communications Equipment — 2.6%
Cisco Systems, Inc.(b)	872,393	48,644,634

Consumer Finance — 0.6%
Capital One Financial Corp.(b)	92,335	12,122,662

Containers & Packaging — 1.1%
Sealed Air Corp.(b)	322,850	21,618,036

Diversified Financial Services(b) — 1.3%
Apollo Global Management, Inc.	195,342	12,109,251
Equitable Holdings, Inc.	433,130	13,388,048

		25,497,299

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.(b)(c)	602,481	30,690,382

Electric Utilities — 0.9%
American Electric Power Co., Inc.(b)	164,895	16,451,574

Entertainment — 0.5%
Activision Blizzard, Inc.	123,943	9,929,074

Food Products — 0.7%
Mondelez International, Inc., Class A(b)	200,003	12,556,188

Health Care Equipment & Supplies — 6.1%
Alcon, Inc.	98,815	7,828,710
Becton Dickinson and Co.(b)	19,627	5,220,782
DENTSPLY SIRONA, Inc.(b)	356,838	17,563,566
Koninklijke Philips NV	694,160	21,167,499
Medtronic PLC(b)	359,411	39,876,651
Zimmer Biomet Holdings, Inc.(b)	196,730	25,161,767

		116,818,975

Security	Shares	Value

Health Care Providers & Services(b) — 10.0%
AmerisourceBergen Corp.	92,855	$14,365,597
Anthem, Inc.	125,892	61,840,668
Cigna Corp.	113,067	27,091,984
CVS Health Corp.	125,121	12,663,496
Humana, Inc.	84,337	36,700,932
Laboratory Corp. of America Holdings(a)	91,816	24,208,207
UnitedHealth Group, Inc.	27,441	13,994,087

		190,864,971

Household Durables — 1.6%
Newell Brands, Inc.(b)(c)	635,311	13,602,008
Panasonic Corp.	1,689,300	16,406,613

		30,008,621

Household Products — 0.6%
Reckitt Benckiser Group PLC	146,013	11,138,734

Industrial Conglomerates — 1.8%
General Electric Co.(b)	243,510	22,281,165
Siemens AG, Registered Shares	92,439	12,799,775

		35,080,940

Insurance — 7.2%
Allstate Corp.(b)	54,186	7,505,303
American International Group, Inc.(b)	801,415	50,304,819
Fidelity National Financial, Inc.(b)	431,110	21,055,412
MetLife, Inc.(b)	375,231	26,371,235
Progressive Corp.(b)	67,627	7,708,802
Prudential PLC	185,550	2,739,324
Willis Towers Watson PLC(b)	87,217	20,602,400

		136,287,295

IT Services(b) — 4.9%
Cognizant Technology Solutions Corp., Class A	390,036	34,974,528
Fidelity National Information Services, Inc.	327,711	32,908,739
Visa, Inc., Class A	115,093	25,524,174

		93,407,441

Machinery — 1.2%
Komatsu Ltd.	914,900	21,980,936

Media(b) — 2.8%
Comcast Corp., Class A	679,535	31,815,829
Fox Corp., Class A	558,267	22,023,633

		53,839,462

Multiline Retail — 1.3%
Dollar General Corp.(b)	106,807	23,778,442

Multi-Utilities(b) — 2.3%
CenterPoint Energy, Inc.	386,249	11,834,670
Public Service Enterprise Group, Inc.	159,133	11,139,310
Sempra Energy	118,761	19,966,099

		42,940,079

Oil, Gas & Consumable Fuels — 8.0%
BP PLC	8,475,066	41,547,972
ConocoPhillips(b)	267,487	26,748,700
Enterprise Products Partners LP(b)	1,661,699	42,888,451
EQT Corp.(b)	681,595	23,453,684
Hess Corp.(b)	164,394	17,596,734

		152,235,541

Personal Products — 1.8%
Unilever PLC, ADR(b)	730,515	33,289,569

Pharmaceuticals — 6.8%
AstraZeneca PLC	309,981	41,107,480

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Bayer AG, Registered Shares	523,721	$35,822,027
Novo Nordisk A/S, ADR(b)	88,236	9,798,608
Sanofi	413,314	42,257,053

		128,985,168

Professional Services — 1.6%
Leidos Holdings, Inc.(b)	285,231	30,810,653

Road & Rail — 1.2%
Union Pacific Corp.(b)	83,884	22,917,948

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.(b)	58,324	9,633,958

Software(b) — 3.5%
CDK Global, Inc.	489,538	23,830,710
Microsoft Corp.	54,504	16,804,128
SS&C Technologies Holdings, Inc.	353,045	26,485,436

		67,120,274

Specialty Retail — 1.4%
Ross Stores, Inc.(b)	293,475	26,547,749

Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	8,297	11,694,891

Tobacco — 1.4%
Altria Group, Inc.(b)	204,857	10,703,779
British American Tobacco PLC	355,367	14,924,413

		25,628,192

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	482,045	27,284,329

Total Long-Term Investments — 98.3% (Cost: $1,453,233,712)		1,867,299,935

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(d)(e)	58,391,435	$58,391,435

Total Short-Term Securities — 3.0% (Cost: $58,391,435)		58,391,435

Total Investments Before Options Written — 101.3% (Cost: $1,511,625,147)		1,925,691,370

Options Written — (1.5)% (Premiums Received: $(25,518,131))		(28,820,089)

Total Investments, Net of Options Written — 99.8% (Cost: $1,486,107,016)		1,896,871,281

Other Assets Less Liabilities — 0.2%		2,938,321

Net Assets — 100.0%		$1,899,809,602

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$62,262,015	$—	$(3,870,580)	(a)	$—	$—	$58,391,435	58,391,435	$5,991		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	(a)	—	—	—	—	10	(c)	—

					$—	$—	$58,391,435		$6,001		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Apollo Global Management, Inc.	230	04/01/22	USD	71.00	USD	1,426	$(2,300)
Cigna Corp.	109	04/01/22	USD	240.00	USD	2,612	(14,715)
Cisco Systems, Inc.	453	04/01/22	USD	56.00	USD	2,526	(8,607)
Citigroup, Inc.	358	04/01/22	USD	67.00	USD	1,912	(1,074)
Fox Corp., Class A	936	04/01/22	USD	45.00	USD	3,693	(23,400)
Humana, Inc.	58	04/01/22	USD	435.00	USD	2,524	(16,820)
Medtronic PLC	99	04/01/22	USD	108.00	USD	1,098	(30,888)
MetLife, Inc.	349	04/01/22	USD	70.00	USD	2,453	(23,732)
PPG Industries, Inc.	274	04/01/22	USD	155.00	USD	3,591	(5,480)
Ross Stores, Inc.	266	04/01/22	USD	103.00	USD	2,406	(15,960)
American International Group, Inc.	472	04/08/22	USD	65.00	USD	2,963	(14,868)
American International Group, Inc.	153	04/08/22	USD	61.00	USD	960	(35,802)
Anthem, Inc.	153	04/08/22	USD	455.00	USD	7,516	(569,925)
Bank of America Corp.	1,062	04/08/22	USD	46.00	USD	4,378	(3,717)
Capital One Financial Corp.	202	04/08/22	USD	137.00	USD	2,652	(15,251)
Cigna Corp.	72	04/08/22	USD	240.00	USD	1,725	(24,120)
Cisco Systems, Inc.	1,455	04/08/22	USD	57.00	USD	8,113	(27,645)
Citigroup, Inc.	2,381	04/08/22	USD	61.00	USD	12,715	(7,143)
Comcast Corp., Class A	283	04/08/22	USD	49.00	USD	1,325	(1,840)
ConocoPhillips	276	04/08/22	USD	96.01	USD	2,760	(133,624)
Constellation Brands, Inc., Class A	141	04/08/22	USD	225.00	USD	3,248	(117,735)
Fox Corp., Class A	918	04/08/22	USD	40.00	USD	3,622	(36,720)
General Motors Co.	72	04/08/22	USD	49.00	USD	315	(396)
Humana, Inc.	114	04/08/22	USD	445.00	USD	4,961	(26,220)
JPMorgan Chase & Co.	246	04/08/22	USD	145.00	USD	3,353	(3,198)
Medtronic PLC	221	04/08/22	USD	107.00	USD	2,452	(93,372)
PPG Industries, Inc.	250	04/08/22	USD	135.00	USD	3,277	(23,750)
Ross Stores, Inc.	439	04/08/22	USD	95.00	USD	3,971	(41,705)
Union Pacific Corp.	120	04/08/22	USD	265.00	USD	3,279	(123,900)
UnitedHealth Group, Inc.	59	04/08/22	USD	495.00	USD	3,009	(110,182)
Verizon Communications, Inc.	409	04/08/22	USD	54.00	USD	2,083	(1,432)
Visa, Inc., Class A	76	04/08/22	USD	225.00	USD	1,685	(16,112)
CenterPoint Energy, Inc.	984	04/11/22	USD	28.15	USD	3,015	(243,953)
Allstate Corp.	140	04/14/22	USD	125.00	USD	1,939	(197,400)
American Electric Power Co., Inc.	360	04/14/22	USD	100.00	USD	3,592	(45,900)
American International Group, Inc.	1,228	04/14/22	USD	60.00	USD	7,708	(426,730)
AmerisourceBergen Corp.	257	04/14/22	USD	145.00	USD	3,976	(260,855)
Analog Devices, Inc.	63	04/14/22	USD	175.00	USD	1,041	(6,300)
Anthem, Inc.	134	04/14/22	USD	480.00	USD	6,582	(226,460)
Apollo Global Management, Inc.	239	04/14/22	USD	67.50	USD	1,482	(5,975)
Bank of America Corp.	190	04/14/22	USD	47.00	USD	783	(1,045)
Bank of America Corp.	1,062	04/14/22	USD	42.00	USD	4,378	(78,588)
Capital One Financial Corp.	226	04/14/22	USD	145.00	USD	2,967	(6,780)
Capital One Financial Corp.	84	04/14/22	USD	140.00	USD	1,103	(6,468)
CDK Global, Inc.	710	04/14/22	USD	50.00	USD	3,456	(101,175)
CDK Global, Inc.	357	04/14/22	USD	43.28	USD	1,738	(196,543)
CenterPoint Energy, Inc.	1,060	04/14/22	USD	27.62	USD	3,248	(319,659)
Charles Schwab Corp.	540	04/14/22	USD	94.00	USD	4,553	(6,480)
Cigna Corp.	170	04/14/22	USD	230.00	USD	4,073	(199,750)
Cisco Systems, Inc.	572	04/14/22	USD	56.00	USD	3,189	(37,752)
Cognizant Technology Solutions Corp., Class A	1,112	04/14/22	USD	92.50	USD	9,971	(63,940)
Comcast Corp., Class A	913	04/14/22	USD	47.50	USD	4,275	(38,346)
Constellation Brands, Inc., Class A	220	04/14/22	USD	230.00	USD	5,067	(127,600)
Corteva, Inc.	747	04/14/22	USD	52.45	USD	4,294	(383,866)
Dentsply Sirona, Inc.	248	04/14/22	USD	57.50	USD	1,221	(52,080)
Dentsply Sirona, Inc.	236	04/14/22	USD	62.50	USD	1,162	(22,420)
Dentsply Sirona, Inc.	472	04/14/22	USD	50.00	USD	2,323	(29,500)
Dollar General Corp.	260	04/14/22	USD	210.00	USD	5,788	(340,600)
Enterprise Products Partners LP	2,714	04/14/22	USD	25.00	USD	7,005	(263,258)
EQT Corp.	1,512	04/14/22	USD	25.44	USD	5,203	(1,373,451)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Equitable Holdings, Inc.	1,082	04/14/22	USD	35.00	USD	3,344	$(16,230)
Equitable Holdings, Inc.	650	04/14/22	USD	33.29	USD	2,009	(12,607)
Fidelity National Financial, Inc.	1,035	04/14/22	USD	50.00	USD	5,055	(41,400)
Fidelity National Financial, Inc.	1,351	04/14/22	USD	47.74	USD	6,598	(286,946)
Fidelity National Information Services, Inc.	524	04/14/22	USD	105.00	USD	5,262	(43,230)
First Citizens BancShares, Inc., Class A	74	04/14/22	USD	810.00	USD	4,925	(8,880)
Fox Corp., Class A	929	04/14/22	USD	42.00	USD	3,665	(13,935)
General Electric	775	04/14/22	USD	100.00	USD	7,091	(11,238)
General Motors Co.	1,287	04/14/22	USD	55.00	USD	5,629	(3,218)
Humana, Inc.	147	04/14/22	USD	440.00	USD	6,397	(83,790)
Huntington Ingalls Industries, Inc.	124	04/14/22	USD	195.00	USD	2,473	(93,620)
JPMorgan Chase & Co.	181	04/14/22	USD	135.00	USD	2,467	(65,160)
Laboratory Corp. of America Holdings	202	04/14/22	USD	280.00	USD	5,326	(16,160)
Lear Corp.	252	04/14/22	USD	185.00	USD	3,593	(88,200)
Leidos Holdings, Inc.	881	04/14/22	USD	95.00	USD	9,517	(1,167,325)
Medtronic PLC	449	04/14/22	USD	105.00	USD	4,982	(287,360)
Microsoft Corp.	18	04/14/22	USD	330.00	USD	555	(1,125)
Newell Brands, Inc.	1,010	04/14/22	USD	26.00	USD	2,162	(10,100)
Newell Brands, Inc.	1,308	04/14/22	USD	22.00	USD	2,800	(35,970)
Novo Nordisk A/S	243	04/14/22	USD	105.00	USD	2,699	(161,595)
Progressive Corp.	290	04/14/22	USD	110.00	USD	3,306	(147,900)
Public Service Enterprise Group, Inc.	880	04/14/22	USD	64.78	USD	6,160	(457,874)
Raymond James Financial, Inc.	657	04/14/22	USD	110.00	USD	7,221	(137,970)
Rogers Communications Inc., Class B	702	04/14/22	CAD	66.00	CAD	4,967	(283,574)
Sealed Air Corp.	634	04/14/22	USD	65.00	USD	4,245	(174,350)
SS&C Technologies Holdings, Inc.	304	04/14/22	USD	80.00	USD	2,281	(31,920)
Unilever PLC, ADR	1,443	04/14/22	USD	54.26	USD	6,576	(1)
Union Pacific Corp.	221	04/14/22	USD	265.00	USD	6,038	(228,182)
Verizon Communications, Inc.	819	04/14/22	USD	55.00	USD	4,172	(3,686)
Visa, Inc., Class A	35	04/14/22	USD	210.00	USD	776	(45,850)
Wells Fargo & Co.	719	04/14/22	USD	60.00	USD	3,484	(4,674)
Wells Fargo & Co.	172	04/14/22	USD	52.50	USD	834	(7,138)
Zimmer Biomet Holdings, Inc.	481	04/14/22	USD	125.00	USD	6,152	(214,045)
Anthem, Inc.	220	04/22/22	USD	480.00	USD	10,807	(478,500)
Apollo Global Management, Inc.	238	04/22/22	USD	66.00	USD	1,475	(15,470)
Bank of America Corp.	220	04/22/22	USD	44.00	USD	907	(9,460)
Becton Dickinson and Co.	110	04/22/22	USD	275.00	USD	2,926	(21,175)
Cigna Corp.	274	04/22/22	USD	250.00	USD	6,565	(52,745)
Cisco Systems, Inc.	571	04/22/22	USD	56.00	USD	3,184	(45,109)
Citigroup, Inc.	873	04/22/22	USD	61.00	USD	4,662	(8,294)
Comcast Corp., Class A	612	04/22/22	USD	49.00	USD	2,865	(10,710)
ConocoPhillips	283	04/22/22	USD	101.00	USD	2,830	(85,041)
Constellation Brands, Inc., Class A	250	04/22/22	USD	230.00	USD	5,758	(158,750)
Enterprise Products Partners LP	4,662	04/22/22	USD	25.50	USD	12,033	(321,678)
General Motors Co.	71	04/22/22	USD	49.00	USD	311	(1,598)
Hess Corp.	310	04/22/22	USD	100.00	USD	3,318	(274,350)
Humana, Inc.	147	04/22/22	USD	440.00	USD	6,397	(111,720)
JPMorgan Chase & Co.	73	04/22/22	USD	145.00	USD	995	(6,570)
Medtronic PLC	753	04/22/22	USD	110.00	USD	8,355	(196,533)
MetLife, Inc.	700	04/22/22	USD	68.00	USD	4,920	(222,600)
Microsoft Corp.	50	04/22/22	USD	300.00	USD	1,542	(67,750)
Mondelez International, Inc., Class A	550	04/22/22	USD	64.00	USD	3,453	(26,125)
Ross Stores, Inc.	478	04/22/22	USD	97.00	USD	4,324	(28,680)
Visa, Inc., Class A	80	04/22/22	USD	220.00	USD	1,774	(56,200)
Corteva, Inc.	37	04/26/22	USD	51.50	USD	213	(25,270)
Altria Group, Inc.	1,126	04/29/22	USD	53.00	USD	5,883	(115,978)
American International Group, Inc.	1,199	04/29/22	USD	66.00	USD	7,526	(95,320)
Analog Devices, Inc.	155	04/29/22	USD	160.00	USD	2,560	(141,825)
Apollo Global Management, Inc.	366	04/29/22	USD	65.00	USD	2,269	(43,920)
Charles Schwab Corp.	384	04/29/22	USD	89.00	USD	3,238	(52,800)
Cisco Systems, Inc.	812	04/29/22	USD	57.00	USD	4,528	(48,720)
Citigroup, Inc.	708	04/29/22	USD	58.00	USD	3,781	(26,196)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Comcast Corp., Class A	666	04/29/22	USD	47.00	USD	3,118	$(79,254)
Comcast Corp., Class A	613	04/29/22	USD	48.00	USD	2,870	(46,281)
ConocoPhillips	37	04/29/22	USD	96.00	USD	370	(23,680)
ConocoPhillips	441	04/29/22	USD	109.00	USD	4,410	(48,951)
Dollar General Corp.	119	04/29/22	USD	230.00	USD	2,649	(26,478)
Enterprise Products Partners LP	1,763	04/29/22	USD	25.00	USD	4,550	(202,745)
General Electric	564	04/29/22	USD	99.00	USD	5,161	(56,964)
General Motors Co.	1,046	04/29/22	USD	47.00	USD	4,575	(91,002)
JPMorgan Chase & Co.	385	04/29/22	USD	140.00	USD	5,248	(94,710)
Medtronic PLC	218	04/29/22	USD	110.00	USD	2,419	(66,599)
MetLife, Inc.	324	04/29/22	USD	69.00	USD	2,277	(93,474)
Mondelez International, Inc., Class A	550	04/29/22	USD	61.00	USD	3,453	(141,625)
PPG Industries, Inc.	146	04/29/22	USD	140.00	USD	1,914	(21,900)
Ross Stores, Inc.	114	04/29/22	USD	97.00	USD	1,031	(27,075)
Unilever PLC, ADR	1,051	04/29/22	USD	51.00	USD	4,789	(68,862)
Verizon Communications, Inc.	862	04/29/22	USD	55.00	USD	4,391	(8,189)
Wells Fargo & Co.	1,396	04/29/22	USD	55.00	USD	6,765	(41,880)
Analog Devices, Inc.	102	05/06/22	USD	175.00	USD	1,685	(24,225)
Bank of America Corp.	1,591	05/06/22	USD	46.00	USD	6,558	(47,730)
Citigroup, Inc.	984	05/06/22	USD	59.00	USD	5,255	(31,488)
ConocoPhillips	276	05/06/22	USD	101.00	USD	2,760	(117,300)
Hess Corp.	310	05/06/22	USD	110.00	USD	3,318	(131,750)
JPMorgan Chase & Co.	88	05/06/22	USD	145.00	USD	1,200	(10,516)
Microsoft Corp.	85	05/06/22	USD	320.00	USD	2,621	(51,850)
Visa, Inc., Class A	174	05/06/22	USD	235.00	USD	3,859	(53,592)
Wells Fargo & Co.	1,797	05/06/22	USD	56.02	USD	8,708	(42,655)
American International Group, Inc.	433	05/13/22	USD	64.00	USD	2,718	(103,920)
Charles Schwab Corp.	384	05/13/22	USD	90.00	USD	3,238	(63,168)
CVS Health Corp.	696	05/13/22	USD	106.00	USD	7,044	(96,744)
Verizon Communications, Inc.	259	05/13/22	USD	52.00	USD	1,319	(13,986)
Allstate Corp.	245	05/20/22	USD	135.00	USD	3,393	(178,850)
American Electric Power Co., Inc.	260	05/20/22	USD	95.00	USD	2,594	(153,400)
American International Group, Inc.	922	05/20/22	USD	62.50	USD	5,787	(292,735)
AmerisourceBergen Corp.	253	05/20/22	USD	155.00	USD	3,914	(150,535)
Bank of America Corp.	731	05/20/22	USD	46.00	USD	3,013	(32,164)
CDK Global, Inc.	1,150	05/20/22	USD	50.00	USD	5,598	(258,750)
CenterPoint Energy, Inc.	466	05/20/22	USD	30.00	USD	1,428	(60,580)
Cognizant Technology Solutions Corp., Class A	369	05/20/22	USD	95.00	USD	3,309	(51,660)
Comcast Corp., Class A	650	05/20/22	USD	47.50	USD	3,043	(84,825)
ConocoPhillips	158	05/20/22	USD	100.00	USD	1,580	(84,530)
Corteva, Inc.	624	05/20/22	USD	56.00	USD	3,587	(227,708)
Dollar General Corp.	208	05/20/22	USD	230.00	USD	4,631	(82,160)
EQT Corp.	599	05/20/22	USD	29.00	USD	2,061	(383,360)
First Citizens BancShares, Inc., Class A	74	05/20/22	USD	750.00	USD	4,925	(53,650)
Fox Corp., Class A	290	05/20/22	USD	44.00	USD	1,144	(10,875)
Hess Corp.	284	05/20/22	USD	110.00	USD	3,040	(156,200)
Huntington Ingalls Industries, Inc.	247	05/20/22	USD	200.00	USD	4,926	(205,010)
JPMorgan Chase & Co.	246	05/20/22	USD	150.00	USD	3,353	(25,092)
Laboratory Corp. of America Holdings	302	05/20/22	USD	280.00	USD	7,963	(98,905)
Lear Corp.	239	05/20/22	USD	165.00	USD	3,408	(57,360)
Leidos Holdings, Inc.	416	05/20/22	USD	105.00	USD	4,494	(287,040)
Leidos Holdings, Inc.	281	05/20/22	USD	103.00	USD	3,035	(223,945)
M&T Bank Corp.	147	05/20/22	USD	190.00	USD	2,492	(28,297)
Medtronic PLC	236	05/20/22	USD	110.00	USD	2,618	(92,630)
MetLife, Inc.	338	05/20/22	USD	67.50	USD	2,375	(152,100)
Microsoft Corp.	146	05/20/22	USD	315.00	USD	4,501	(139,795)
Progressive Corp.	171	05/20/22	USD	110.00	USD	1,949	(112,860)
Raymond James Financial, Inc.	657	05/20/22	USD	110.00	USD	7,221	(305,505)
Rogers Communications Inc., Class B	687	05/20/22	CAD	66.00	CAD	4,861	(303,618)
Ross Stores, Inc.	260	05/20/22	USD	100.00	USD	2,352	(31,200)
Sealed Air Corp.	658	05/20/22	USD	72.00	USD	4,406	(83,426)
Sempra Energy	653	05/20/22	USD	157.59	USD	10,978	(829,464)

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
SS&C Technologies Holdings, Inc.	303	05/20/22	USD	80.00	USD	2,273	$(37,117)
Unilever PLC, ADR	1,524	05/20/22	USD	47.50	USD	6,945	(95,250)
Union Pacific Corp.	123	05/20/22	USD	280.00	USD	3,360	(80,872)
UnitedHealth Group, Inc.	91	05/20/22	USD	510.00	USD	4,641	(179,725)
Verizon Communications, Inc.	964	05/20/22	USD	52.50	USD	4,911	(45,790)
Visa, Inc., Class A	136	05/20/22	USD	210.00	USD	3,016	(230,860)
Wells Fargo & Co.	1,154	05/20/22	USD	55.00	USD	5,592	(64,047)
Willis Towers Watson PLC	138	05/20/22	USD	240.00	USD	3,260	(90,390)
Zimmer Biomet Holdings, Inc.	474	05/20/22	USD	125.00	USD	6,062	(346,020)
CDK Global, Inc.	475	05/27/22	USD	47.90	USD	2,312	(157,560)
American Electric Power Co., Inc.	286	06/17/22	USD	96.20	USD	2,853	(153,106)
EQT Corp.	615	06/17/22	USD	35.00	USD	2,116	(202,950)
Fidelity National Information Services, Inc.	201	06/17/22	USD	100.00	USD	2,018	(123,615)
MetLife, Inc.	352	06/17/22	USD	72.50	USD	2,474	(81,664)
Novo Nordisk A/S	245	06/17/22	USD	110.00	USD	2,721	(158,025)
Rogers Communications Inc., Class B	700	06/17/22	CAD	70.00	CAD	4,953	(164,340)
Visa, Inc., Class A	132	06/17/22	USD	235.00	USD	2,927	(82,170)
Zimmer Biomet Holdings, Inc.	127	06/17/22	USD	130.00	USD	1,624	(74,295)

							$(23,103,465)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
BP PLC	Goldman Sachs International	1,088,000	04/01/22	GBP	4.04	GBP	4,084	$(1)
Sanofi	UBS AG	93,300	04/01/22	EUR	94.03	EUR	8,631	(8,955)
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC	66,400	04/05/22	USD	90.25	USD	5,954	(58,032)
BP PLC	Goldman Sachs International	1,534,600	04/06/22	GBP	4.17	GBP	5,760	(524)
AstraZeneca PLC	Goldman Sachs International	51,800	04/07/22	GBP	87.97	GBP	5,248	(887,475)
BAE Systems PLC	Goldman Sachs International	986,500	04/07/22	GBP	6.41	GBP	7,077	(969,285)
Bayer AG, Registered Shares	UBS AG	61,900	04/07/22	EUR	56.33	EUR	3,844	(388,293)
British American Tobacco PLC	UBS AG	185,000	04/07/22	GBP	32.78	GBP	5,910	(31,304)
Newell Brands, Inc.	Citibank N.A.	117,600	04/08/22	USD	24.25	USD	2,518	(696)
BP PLC	Credit Suisse International	384,400	04/12/22	GBP	3.76	GBP	1,443	(40,120)
Komatsu Ltd.	UBS AG	193,000	04/12/22	JPY	2,745.37	JPY	567,999	(313,646)
Panasonic Corp.	UBS AG	348,600	04/12/22	JPY	1,235.20	JPY	414,311	(28,275)
Sanofi	Goldman Sachs International	69,400	04/19/22	EUR	93.81	EUR	6,420	(95,728)
Bayer AG, Registered Shares	Goldman Sachs International	76,000	04/20/22	EUR	54.55	EUR	4,720	(646,460)
Dentsply Sirona, Inc.	Goldman Sachs International	50,300	04/21/22	USD	56.04	USD	2,476	(3,419)
SS&C Technologies Holdings, Inc.	Barclays Bank PLC	92,400	04/22/22	USD	79.04	USD	6,932	(64,553)
BAE Systems PLC	Goldman Sachs International	607,200	04/26/22	GBP	7.54	GBP	4,356	(42,102)
Alcon, Inc.	Goldman Sachs International	34,800	04/27/22	CHF	69.39	CHF	2,565	(173,637)
European Aeronautic Defence and Space Company	Goldman Sachs International	43,300	04/27/22	EUR	115.29	EUR	4,779	(77,854)
Komatsu Ltd.	Societe Generale	38,900	04/27/22	JPY	2,863.71	JPY	114,483	(45,000)
Koninklijke Philips Electronics NV	Goldman Sachs International	239,400	04/27/22	EUR	29.88	EUR	6,639	(73,174)
Panasonic Corp.	Goldman Sachs International	109,200	04/27/22	JPY	1,201.07	JPY	129,784	(29,756)
Corteva, Inc.	Citibank N.A.	11,500	04/29/22	USD	53.18	USD	661	(56,233)
Dentsply Sirona, Inc.	Barclays Bank PLC	50,300	04/29/22	USD	54.82	USD	2,476	(12,376)
AstraZeneca PLC	Credit Suisse International	2,500	05/04/22	GBP	101.19	GBP	253	(10,084)
Bayer AG, Registered Shares	Credit Suisse International	77,200	05/04/22	EUR	60.95	EUR	4,794	(163,140)
Koninklijke Philips Electronics NV	Royal Bank of Canada	142,300	05/04/22	EUR	29.51	EUR	3,946	(74,927)
Reckitt Benckiser Group Plc	Goldman Sachs International	66,000	05/05/22	GBP	58.52	GBP	3,849	(124,829)
Siemens AG, Registered Shares	Goldman Sachs International	50,800	05/05/22	EUR	139.38	EUR	6,384	(48,663)
Panasonic Corp.	JPMorgan Chase Bank N.A.	237,800	05/06/22	JPY	1,240.15	JPY	282,625	(50,213)
SS&C Technologies Holdings, Inc.	Bank of America N.A.	41,000	05/06/22	USD	76.91	USD	3,076	(74,517)
Willis Towers Watson PLC	Bank of America N.A.	34,100	05/11/22	USD	247.86	USD	8,055	(103,712)
Fidelity National Information Services, Inc.	Royal Bank of Canada	54,600	05/12/22	USD	95.43	USD	5,483	(411,267)
Alcon, Inc.	UBS AG	19,600	05/13/22	CHF	77.58	CHF	1,445	(21,582)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Astrazeneca PLC	Goldman Sachs International	116,200	05/13/22	GBP	103.47	GBP	11,773	$(335,506)
Samsung Electronics Co. Ltd., Registered Shares, GDR	Morgan Stanley & Co. International PLC	4,400	05/13/22	USD	1,501.30	USD	6,244	(104,315)
BAE Systems PLC	Goldman Sachs International	303,700	05/18/22	GBP	7.78	GBP	2,179	(30,030)
Komatsu Ltd.	JPMorgan Chase Bank N.A.	271,200	05/18/22	JPY	3,129.36	JPY	798,142	(79,652)
Panasonic Corp.	UBS AG	233,500	05/18/22	JPY	1,258.41	JPY	277,515	(37,289)

								$(5,716,624)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$13,439,863	$41,902,189	$—	$55,342,052
Auto Components	13,479,461	—	—	13,479,461
Automobiles	29,608,262	—	—	29,608,262
Banks	206,248,848	—	—	206,248,848
Beverages	25,443,220	—	—	25,443,220
Capital Markets	37,923,755	—	—	37,923,755
Chemicals	29,450,320	—	—	29,450,320
Communications Equipment	48,644,634	—	—	48,644,634
Consumer Finance	12,122,662	—	—	12,122,662
Containers & Packaging	21,618,036	—	—	21,618,036
Diversified Financial Services	25,497,299	—	—	25,497,299
Diversified Telecommunication Services	30,690,382	—	—	30,690,382
Electric Utilities	16,451,574	—	—	16,451,574
Entertainment	9,929,074	—	—	9,929,074
Food Products	12,556,188	—	—	12,556,188
Health Care Equipment & Supplies	87,822,766	28,996,209	—	116,818,975
Health Care Providers & Services	190,864,971	—	—	190,864,971
Household Durables	13,602,008	16,406,613	—	30,008,621
Household Products	—	11,138,734	—	11,138,734

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Industrial Conglomerates	$22,281,165	$12,799,775	$—	$35,080,940
Insurance	133,547,971	2,739,324	—	136,287,295
IT Services	93,407,441	—	—	93,407,441
Machinery	—	21,980,936	—	21,980,936
Media	53,839,462	—	—	53,839,462
Multiline Retail	23,778,442	—	—	23,778,442
Multi-Utilities	42,940,079	—	—	42,940,079
Oil, Gas & Consumable Fuels	110,687,569	41,547,972	—	152,235,541
Personal Products	33,289,569	—	—	33,289,569
Pharmaceuticals	9,798,608	119,186,560	—	128,985,168
Professional Services	30,810,653	—	—	30,810,653
Road & Rail	22,917,948	—	—	22,917,948
Semiconductors & Semiconductor Equipment	9,633,958	—	—	9,633,958
Software	67,120,274	—	—	67,120,274
Specialty Retail	26,547,749	—	—	26,547,749
Technology Hardware, Storage & Peripherals	—	11,694,891	—	11,694,891
Tobacco	10,703,779	14,924,413	—	25,628,192
Wireless Telecommunication Services	27,284,329	—	—	27,284,329
Short-Term Securities
Money Market Funds	58,391,435	—	—	58,391,435

	$1,602,373,754	$323,317,616	$—	$1,925,691,370

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(17,874,338)	$(10,945,751)	$—	$(28,820,089)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

S C H E D U L E O F I N V E S T M E N T S	8